Share capital (Tables)	9 Months Ended
Jun. 30, 2025
Share capital
Schedule of Authorized and Issued Capital Stock
		Common Shares
		Number	Amount
Balance, September 30, 2023	Note	33,832,784	115,041
Issuance of shares	(i)	10,024	30
Issuance of shares	(ii)	42,157	169
Transfer from contributed surplus		-	501
Exercise of options		252,700	667
Balance, September 30, 2024		34,137,665	$116,408
Issuance of shares	(iii) (iv)	5,951,250	11,582
Balance, December 31, 2024		40,088,915	127,990
Stock option exercised		18,000	72
Balance, March 31, 2025 and June 30, 2025		40,106,915	128,062

Schedule of Stock Options
	Number outstanding	Weighted average exercise price
Outstanding, September 30, 2023	4,714,388	2.44
Exercised during the period	(252,700)	2.65
Expired during the period	(24,400)	2.87
Granted	443,000	3.42
Outstanding, September 30, 2024	4,880,288	2.52
Expired during the period	(2,000)	3.42
Granted	-	-
Outstanding, December 31, 2024	4,878,288	2.37
Exercised during the period	(18,000)	3.25
Expired during the period	(17,499)	3.42
Granted	-	-
Outstanding, March 31, 2025	4,842,789	2.37
Exercised during the period	-	-
Expired during the period	(12,000)	3.42
Granted	484,000	2.50
Outstanding, June 30, 2025	5,314,789	2.58

Schedule of Stock-Based Compensation Costs
Exercise price		Number Outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average exercise price
$2.50	(Cdn3.4)	484,000	9.78	133,333	2.50
$3.44	(Cdn4.68)	441,000	8.76	205,007	3.44
$3.93	(Cdn5.35)	1,002,000	7.78	281,676	3.93
$2.09	(Cdn2.85)	298,000	6.97	298,000	2.09
$4.22	(Cdn5.75)	20,000	6.41	20,000	4.22
$3.67	(Cdn5)	1,494,667	6.20	694,667	3.67
$2.42	(Cdn3.3)	270,268	5.20	270,268	2.42
$1.10	(Cdn1.5)	1,024,000	4.08	1,024,000	1.10
$1.03	(Cdn1.4)	116,566	2.65	116,566	1.03
$4.48	(Cdn6.1)	10,667	2.09	10,667	4.48
$7.82	(Cdn10.65)	101,121	1.50	101,121	7.82
$2.90	(Cdn3.95)	9,600	0.62	9,600	2.90
$2.53	(Cdn3.45)	42,900	0.25	42,900	2.53
		5,314,789		3,207,805	2.58

Schedule of Warrants
	Number Outstanding	Exercise Price
Outstanding, September 30, 2023	1,711,924	$2.38
Expired	(291,924)	$5.92
Outstanding, September 30, 2024	1,420,000	$0.63
Outstanding, December 31, 2024	1,420,000	$0.63
Outstanding, March 31, 2025	1,420,000	$0.63
Outstanding, June 30, 2025	1,420,000	$0.63

Schedule of Warrant Continuity
	Units	Fair Value
Closing balance (September 30, 2023)	912,841	1,489
Fair value adjustment	-	(1,334)
Closing balance (September 30, 2024)	912,841	155
Fair value adjustment	-	(17)
Closing balance (December 31, 2024)	912,841	138
Fair value adjustment	-	(25)
Closing balance (March 31, 2025)	912,841	113
Fair value adjustment	-	138
Closing balance (June 30, 2025)	912,841	251